Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000212354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	$ 10,000		$ 10,066	$ 10,186	$ 10,299	$ 10,510	$ 10,654	$ 10,708	$ 10,566	$ 10,904	$ 11,447	$ 11,808
C000026756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,066	10,186	10,299	10,510	10,651	10,703	10,570	10,895	11,435	11,793
C000026755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares
Accumulated Value	10,000		10,021	10,095	10,161	10,322	10,439	10,474	10,318	10,630	11,140	11,471
Lipper Short Municipal Debt Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Short Municipal Debt Funds Average
Accumulated Value	10,000		10,089.94	10,162.46649	10,196.98839	10,490.80441	10,685.40883	10,754.75714	10,365.20908	10,619.06341	11,201.68895	11,550.31911
Fifty Bloomberg 1 Year US Municipal Bond 50 Lipper Tax Exempt Money Market Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		50% Bloomberg 1-Year US Municipal Bond/50% Lipper Tax-Exempt Money Market Funds
Accumulated Value	10,000		10,026.04564	10,101.01415	10,171.96582	10,363.55088	10,507.62444	10,530.91627	10,424.20557	10,683.48323	11,116.78698	11,425.64295
Bloomberg 1 Year US Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year US Municipal Bond Index
Accumulated Value	10,000		10,043.038	10,157.01142	10,214.93787	10,484.13519	10,719.19579	10,766.744	10,514.94324	10,755.93207	11,290.46855	11,630.91004
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,584.283	$ 10,673.09572	$ 10,724.29776	$ 11,602.8762	$ 12,049.26206	$ 12,376.18263	$ 11,038.36308	$ 11,346.97033	$ 12,512.38474	$ 12,723.41362